Summary Of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)
Revenue recognition [Abstract]
Deferred revenue recognized | $	$ 1,055,394	$ 1,420,420
Segment reporting [Abstract]
Number of operating segments	3
Number of reportable segments	3
Limited Partnership [Member] | Minimum [Member]
Investments [Abstract]
Equity interest percentage	5.00%